PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)

Common Stocks – 60.6% of Net Assets
	Aerospace & Defense – 1.0%
12	Axon Enterprise, Inc.(a)	$1,346
86	Boeing Co. (The)(a)	12,800
16	General Dynamics Corp.	3,784
2	L3Harris Technologies, Inc.	465
4	Lockheed Martin Corp.	1,728
17	Moog, Inc., Class A	1,358
2	Northrop Grumman Corp.	879
36	Raytheon Technologies Corp.	3,417

		25,777

	Air Freight & Logistics – 0.4%
47	Expeditors International of Washington, Inc.	4,656
4	FedEx Corp.	795
21	GXO Logistics, Inc.(a)	1,243
22	United Parcel Service, Inc., Class B	3,960

		10,654

	Airlines – 0.2%
55	Delta Air Lines, Inc.(a)	2,366
174	JetBlue Airways Corp.(a)	1,916

		4,282

	Auto Components – 0.3%
5	Aptiv PLC(a)	532
121	BorgWarner, Inc.	4,456
118	Dana, Inc.	1,748
16	Visteon Corp.(a)	1,675

		8,411

	Automobiles – 1.0%
62	Ford Motor Co.	878
183	General Motors Co.(a)	6,937
20	Tesla, Inc.(a)	17,415
16	Thor Industries, Inc.	1,225

		26,455

	Banks – 3.1%
84	Ameris Bancorp	3,503
167	Bank of America Corp.	5,958
81	Cadence Bank	2,028
199	Citigroup, Inc.	9,594
77	Citizens Financial Group, Inc.	3,034
34	Cullen/Frost Bankers, Inc.	4,498
30	Fifth Third Bancorp	1,126
379	FNB Corp.	4,366
264	Fulton Financial Corp.	4,005
159	Huntington Bancshares, Inc.	2,091
72	International Bancshares Corp.	2,865

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
17	JPMorgan Chase & Co.	$2,029
172	KeyCorp	3,321
14	M&T Bank Corp.	2,333
12	PNC Financial Services Group, Inc. (The)	1,993
105	Regions Financial Corp.	2,176
104	Truist Financial Corp.	5,028
112	Trustmark Corp.	3,123
59	U.S. Bancorp	2,865
68	Webster Financial Corp.	3,399
170	Wells Fargo & Co.	7,417
30	Wintrust Financial Corp.	2,620

		79,372

	Beverages – 2.1%
11	Boston Beer Co., Inc. (The), Class A(a)	4,125
80	Coca-Cola Co. (The)	5,169
34	Constellation Brands, Inc., Class A	8,367
445	Keurig Dr Pepper, Inc.	16,643
167	Monster Beverage Corp.(a)	14,308
25	PepsiCo, Inc.	4,293

		52,905

	Biotechnology – 2.0%
33	AbbVie, Inc.	4,847
54	Alnylam Pharmaceuticals, Inc.(a)	7,205
16	Amgen, Inc.	3,731
39	Arrowhead Pharmaceuticals, Inc.(a)	1,603
4	Biogen, Inc.(a)	830
46	BioMarin Pharmaceutical, Inc.(a)	3,742
63	CRISPR Therapeutics AG(a)	3,126
11	Ligand Pharmaceuticals, Inc.(a)	1,022
17	Moderna, Inc.(a)	2,285
20	Neurocrine Biosciences, Inc.(a)	1,801
31	Regeneron Pharmaceuticals, Inc.(a)	20,432

		50,624

	Building Products – 0.6%
31	Builders FirstSource, Inc.(a)	1,909
12	Carlisle Cos., Inc.	3,112
38	Carrier Global Corp.	1,454
12	Johnson Controls International PLC	719
12	Lennox International, Inc.	2,558
35	Owens Corning	3,183
23	Trex Co., Inc.(a)	1,338

		14,273

	Capital Markets – 3.1%
5	Ameriprise Financial, Inc.	1,327
173	Bank of New York Mellon Corp. (The)	7,276
3	BlackRock, Inc.	1,874
211	Charles Schwab Corp. (The)	13,996

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
7	CME Group, Inc.	$1,535
14	FactSet Research Systems, Inc.	5,649
27	Goldman Sachs Group, Inc. (The)	8,248
67	Intercontinental Exchange, Inc.	7,759
58	Janus Henderson Group PLC	1,768
100	KKR & Co., Inc.	5,097
8	Moody’s Corp.	2,532
15	Morgan Stanley	1,209
13	MSCI, Inc.	5,476
18	Northern Trust Corp.	1,855
92	SEI Investments Co.	5,126
114	State Street Corp.	7,635
11	Virtus Investment Partners, Inc.	1,949

		80,311

	Chemicals – 0.7%
73	Dow, Inc.	4,854
11	DuPont de Nemours, Inc.	725
4	Ecolab, Inc.	677
32	HB Fuller Co.	2,134
22	Innospec, Inc.	2,097
5	International Flavors & Fragrances, Inc.	607
8	Linde PLC	2,496
27	Minerals Technologies, Inc.	1,717
4	PPG Industries, Inc.	512
4	Sherwin-Williams Co. (The)	1,100
15	Stepan Co.	1,532

		18,451

	Commercial Services & Supplies – 0.3%
16	MSA Safety, Inc.	1,931
19	Tetra Tech, Inc.	2,646
34	Viad Corp.(a)	1,114
6	Waste Management, Inc.	987

		6,678

	Communications Equipment – 0.3%
8	Arista Networks, Inc.(a)	925
38	Ciena Corp.(a)	2,096
73	Cisco Systems, Inc.	3,576
3	F5, Inc.(a)	502
21	Lumentum Holdings, Inc.(a)	1,705

		8,804

	Construction & Engineering – 0.2%
62	AECOM	4,375

	Consumer Finance – 1.5%
321	Ally Financial, Inc.	12,827
82	American Express Co.	14,326
83	Capital One Financial Corp.	10,343

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
43	Green Dot Corp., Class A(a)	$1,139

		38,635

	Containers & Packaging – 0.1%
8	Ball Corp.	649
19	International Paper Co.	879
44	WestRock Co.	2,180

		3,708

	Distributors – 0.1%
11	Genuine Parts Co.	1,431

	Diversified Consumer Services – 0.2%
32	Grand Canyon Education, Inc.(a)	3,071
39	Service Corp. International	2,559

		5,630

	Diversified Telecommunication Services – 0.2%
490	Lumen Technologies, Inc.	4,929

	Electric Utilities – 0.4%
44	American Electric Power Co., Inc.	4,361
13	Eversource Energy	1,136
21	IDACORP, Inc.	2,209
41	NextEra Energy, Inc.	2,912

		10,618

	Electrical Equipment – 0.7%
8	Acuity Brands, Inc.	1,380
18	Eaton Corp. PLC	2,610
11	Emerson Electric Co.	992
15	Hubbell, Inc.	2,930
140	Plug Power, Inc.(a)	2,943
14	Rockwell Automation, Inc.	3,537
179	Sunrun, Inc.(a)	3,577

		17,969

	Electronic Equipment, Instruments & Components – 0.7%
41	Avnet, Inc.	1,790
3	CDW Corp.	490
41	Cognex Corp.	2,773
9	Coherent, Inc.(a)	2,411
30	Corning, Inc.	1,056
44	Itron, Inc.(a)	2,102
3	Keysight Technologies, Inc.(a)	421
8	Littelfuse, Inc.	1,834
28	TE Connectivity Ltd.	3,494
5	Trimble, Inc.(a)	333

		16,704

	Energy Equipment & Services – 0.2%
210	Archrock, Inc.	1,829

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
23	Baker Hughes Co.	$714
92	ChampionX Corp.	1,941
32	Schlumberger NV	1,248

		5,732

	Entertainment – 1.4%
14	Activision Blizzard, Inc.	1,058
36	Electronic Arts, Inc.	4,250
50	Netflix, Inc.(a)	9,518
42	Take-Two Interactive Software, Inc.(a)	5,019
117	Walt Disney Co. (The)(a)	13,061
171	Warner Bros Discovery, Inc.(a)	3,104

		36,010

	Food & Staples Retailing – 0.7%
32	BJ’s Wholesale Club Holdings, Inc.(a)	2,059
3	Costco Wholesale Corp.	1,595
19	Kroger Co. (The)	1,025
77	SpartanNash Co.	2,640
93	Sprouts Farmers Market, Inc.(a)	2,771
49	Sysco Corp.	4,189
25	Walgreens Boots Alliance, Inc.	1,060
13	Walmart, Inc.	1,989

		17,328

	Food Products – 0.5%
28	Campbell Soup Co.	1,322
29	Darling Ingredients, Inc.(a)	2,128
21	General Mills, Inc.	1,485
42	Hain Celestial Group, Inc. (The)(a)	1,409
18	Hormel Foods Corp.	943
21	Ingredion, Inc.	1,787
6	J.M. Smucker Co. (The)	822
11	Kellogg Co.	754
6	McCormick & Co., Inc.	603
17	Mondelez International, Inc., Class A	1,096

		12,349

	Gas Utilities – 0.2%
70	New Jersey Resources Corp.	3,021
24	ONE Gas, Inc.	2,025

		5,046

	Health Care Equipment & Supplies – 1.0%
1	Align Technology, Inc.(a)	290
6	Baxter International, Inc.	426
9	Becton Dickinson & Co.	2,225
3	Cooper Cos., Inc. (The)	1,083
1	DexCom, Inc.(a)	409
11	Edwards Lifesciences Corp.(a)	1,163
2	Embecta Corp.(a)	61

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
23	Globus Medical, Inc., Class A(a)	$1,523
26	Haemonetics Corp.(a)	1,317
10	Hologic, Inc.(a)	720
13	Intuitive Surgical, Inc.(a)	3,111
11	Penumbra, Inc.(a)	1,898
10	STAAR Surgical Co.(a)	571
36	STERIS PLC	8,066
4	Stryker Corp.	965
15	Tandem Diabetes Care, Inc.(a)	1,447
3	Teleflex, Inc.	857

		26,132

	Health Care Providers & Services – 1.9%
8	Amedisys, Inc.(a)	1,021
3	Anthem, Inc.	1,506
16	Centene Corp.(a)	1,289
5	Chemed Corp.	2,457
5	Cigna Corp.	1,234
68	CVS Health Corp.	6,537
21	DaVita, Inc.(a)	2,276
21	Encompass Health Corp.	1,445
77	HCA Healthcare, Inc.	16,520
12	Henry Schein, Inc.(a)	973
20	Humana, Inc.	8,891
3	Laboratory Corp. of America Holdings(a)	721
56	MEDNAX, Inc.(a)	1,037
6	Quest Diagnostics, Inc.	803
57	Select Medical Holdings Corp.	1,289
29	Tenet Healthcare Corp.(a)	2,103

		50,102

	Health Care Technology – 0.5%
101	Allscripts Healthcare Solutions, Inc.(a)	2,087
7	Cerner Corp.	655
151	Doximity, Inc., Class A(a)	6,020
29	Veeva Systems, Inc., Class A(a)	5,277

		14,039

	Hotels, Restaurants & Leisure – 1.7%
6	Booking Holdings, Inc.(a)	13,262
4	Expedia Group, Inc.(a)	699
43	Hilton Worldwide Holdings, Inc.(a)	6,677
25	Jack in the Box, Inc.	2,069
9	McDonald’s Corp.	2,242
41	Six Flags Entertainment Corp.(a)	1,569
98	Starbucks Corp.	7,315
52	Travel & Leisure Co.	2,885
97	Yum China Holdings, Inc.	4,055
30	Yum! Brands, Inc.	3,510

		44,283

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.4%
11	DR Horton, Inc.	$765
65	KB Home	2,108
25	Meritage Homes Corp.(a)	2,064
101	PulteGroup, Inc.	4,218
88	Taylor Morrison Home Corp.(a)	2,305

		11,460

	Household Products – 0.6%
87	Colgate-Palmolive Co.	6,703
30	Kimberly-Clark Corp.	4,165
32	Procter & Gamble Co. (The)	5,138

		16,006

	Independent Power & Renewable Electricity Producers – 0.3%
32	AES Corp. (The)	653
71	NextEra Energy Partners LP	4,733
58	Sunnova Energy International, Inc.(a)	1,002

		6,388

	Industrial Conglomerates – 0.4%
20	3M Co.	2,884
53	General Electric Co.	3,951
11	Honeywell International, Inc.	2,129

		8,964

	Insurance – 2.1%
11	Aflac, Inc.	630
11	Allstate Corp. (The)	1,392
168	American International Group, Inc.	9,830
12	Chubb Ltd.	2,477
37	First American Financial Corp.	2,158
14	Hanover Insurance Group, Inc. (The)	2,056
112	Hartford Financial Services Group, Inc. (The)	7,832
17	Marsh & McLennan Cos., Inc.	2,749
8	MetLife, Inc.	525
20	Prudential Financial, Inc.	2,170
82	Reinsurance Group of America, Inc.	8,800
40	Selective Insurance Group, Inc.	3,294
12	Travelers Cos., Inc. (The)	2,053
33	Willis Towers Watson PLC	7,090

		53,056

	Interactive Media & Services – 2.6%
10	Alphabet, Inc., Class A(a)	22,822
4	Alphabet, Inc., Class C(a)	9,198
130	Meta Platforms, Inc., Class A(a)	26,061
360	Pinterest, Inc., Class A(a)	7,387
8	Twitter, Inc.(a)	392

		65,860

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.8%
51	Alibaba Group Holding Ltd., Sponsored ADR(a)	$4,952
11	Amazon.com, Inc.(a)	27,342
194	eBay, Inc.	10,072
36	Etsy, Inc.(a)	3,355
142	Qurate Retail, Inc., Class A	598

		46,319

	IT Services – 3.5%
5	Accenture PLC, Class A	1,502
14	Automatic Data Processing, Inc.	3,055
43	Block, Inc.(a)	4,280
15	Cognizant Technology Solutions Corp., Class A	1,213
14	Concentrix Corp.	2,205
178	DXC Technology Co.(a)	5,109
92	Fiserv, Inc.(a)	9,009
29	Gartner, Inc.(a)	8,426
32	Global Payments, Inc.	4,383
25	International Business Machines Corp.	3,305
3	Kyndryl Holdings, Inc.(a)	36
32	Mastercard, Inc., Class A	11,628
11	Paychex, Inc.	1,394
65	PayPal Holdings, Inc.(a)	5,715
15	Perficient, Inc.(a)	1,491
5	Shopify, Inc., Class A(a)	2,134
4	VeriSign, Inc.(a)	715
104	Visa, Inc., Class A	22,165
11	WEX, Inc.(a)	1,829

		89,594

	Life Sciences Tools & Services – 0.7%
13	Agilent Technologies, Inc.	1,550
11	Danaher Corp.	2,762
24	Illumina, Inc.(a)	7,120
46	NeoGenomics, Inc.(a)	435
12	Repligen Corp.(a)	1,887
5	Thermo Fisher Scientific, Inc.	2,765
3	Waters Corp.(a)	909

		17,428

	Machinery – 1.4%
21	AGCO Corp.	2,675
11	Caterpillar, Inc.	2,316
10	Chart Industries, Inc.(a)	1,688
21	Cummins, Inc.	3,973
23	Deere & Co.	8,684
10	Illinois Tool Works, Inc.	1,971
36	ITT, Inc.	2,528
29	Oshkosh Corp.	2,681
8	Otis Worldwide Corp.	583
48	PACCAR, Inc.	3,986
7	Parker-Hannifin Corp.	1,896

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
36	Terex Corp.	$1,224
32	Toro Co. (The)	2,564

		36,769

	Media – 1.5%
2	Cable One, Inc.	2,332
26	Charter Communications, Inc., Class A(a)	11,141
263	Comcast Corp., Class A	10,457
123	Interpublic Group of Cos., Inc. (The)	4,012
39	New York Times Co. (The), Class A	1,495
235	News Corp., Class A	4,667
51	Omnicom Group, Inc.	3,883
18	Paramount Global, Class B	524

		38,511

	Metals & Mining – 0.5%
24	Alcoa Corp.	1,627
69	Cleveland-Cliffs, Inc.(a)	1,759
66	Commercial Metals Co.	2,706
9	Newmont Corp.	656
5	Nucor Corp.	774
14	Reliance Steel & Aluminum Co.	2,776
34	Steel Dynamics, Inc.	2,915

		13,213

	Multi-Utilities – 0.2%
29	Consolidated Edison, Inc.	2,689
12	DTE Energy Co.	1,573
7	Sempra Energy	1,130
8	WEC Energy Group, Inc.	800

		6,192

	Multiline Retail – 0.3%
31	Kohl’s Corp.	1,794
78	Macy’s, Inc.	1,885
23	Target Corp.	5,259

		8,938

	Oil, Gas & Consumable Fuels – 2.7%
244	Antero Midstream Corp.	2,506
318	APA Corp.	13,016
23	Chevron Corp.	3,603
145	CNX Resources Corp.(a)	2,980
140	ConocoPhillips	13,373
49	Diamondback Energy, Inc.	6,185
130	EOG Resources, Inc.	15,179
68	EQT Corp.	2,703
50	Exxon Mobil Corp.	4,262
49	Kinder Morgan, Inc.	889
45	Marathon Oil Corp.	1,121
58	Range Resources Corp.(a)	1,737

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
237	Southwestern Energy Co.(a)	$1,778
10	Valero Energy Corp.	1,115

		70,447

	Paper & Forest Products – 0.1%
21	Louisiana-Pacific Corp.	1,355

	Pharmaceuticals – 2.0%
149	Bristol-Myers Squibb Co.	11,215
16	Jazz Pharmaceuticals PLC(a)	2,564
29	Johnson & Johnson	5,233
66	Merck & Co., Inc.	5,854
101	Novartis AG, Sponsored ADR	8,891
37	Novo Nordisk A/S, Sponsored ADR	4,218
74	Pfizer, Inc.	3,631
178	Roche Holding AG, Sponsored ADR	8,220
68	Viatris, Inc.	702
8	Zoetis, Inc.	1,418

		51,946

	Professional Services – 0.4%
20	Equifax, Inc.	4,070
29	Exponent, Inc.	2,779
30	Korn Ferry	1,843
18	ManpowerGroup, Inc.	1,624

		10,316

	Real Estate Management & Development – 0.3%
65	CBRE Group, Inc., Class A(a)	5,398
15	Jones Lang LaSalle, Inc.(a)	3,281

		8,679

	REITs - Apartments – 0.5%
53	American Campus Communities, Inc.	3,428
4	AvalonBay Communities, Inc.	910
35	Camden Property Trust	5,491
21	Equity Residential	1,711

		11,540

	REITs - Diversified – 0.6%
167	American Assets Trust, Inc.	6,112
15	American Tower Corp.	3,615
12	Crown Castle International Corp.	2,223
5	Digital Realty Trust, Inc.	731
2	Equinix, Inc.	1,438
42	Weyerhaeuser Co.	1,731

		15,850

	REITs - Health Care – 0.1%
13	Ventas, Inc.	722

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – continued
15	Welltower, Inc.	$1,362

		2,084

	REITs - Hotels – 0.0%
41	Host Hotels & Resorts, Inc.	834

	REITs - Mortgage – 0.1%
88	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,519

	REITs—Office Property – 0.6%
259	Brandywine Realty Trust	3,023
127	Corporate Office Properties Trust	3,390
90	Douglas Emmett, Inc.	2,651
120	Easterly Government Properties, Inc.	2,286
40	Kilroy Realty Corp.	2,800

		14,150

	REITs - Regional Malls – 0.0%
93	Macerich Co. (The)	1,167

	REITs - Shopping Centers – 0.2%
214	Brixmor Property Group, Inc.	5,431

	REITs - Warehouse/Industrials – 0.1%
23	ProLogis, Inc.	3,687

	Road & Rail – 0.4%
7	Avis Budget Group, Inc.(a)	1,874
3	Canadian Pacific Railway Ltd.	219
61	CSX Corp.	2,095
9	Norfolk Southern Corp.	2,321
23	Ryder System, Inc.	1,608
9	Union Pacific Corp.	2,108

		10,225

	Semiconductors & Semiconductor Equipment – 2.8%
19	Advanced Micro Devices, Inc.(a)	1,625
10	Analog Devices, Inc.	1,544
15	Applied Materials, Inc.	1,655
22	Cirrus Logic, Inc.(a)	1,668
15	Enphase Energy, Inc.(a)	2,421
63	First Solar, Inc.(a)	4,601
115	Intel Corp.	5,013
3	Lam Research Corp.	1,397
47	Lattice Semiconductor Corp.(a)	2,258
36	Micron Technology, Inc.	2,455
133	NVIDIA Corp.	24,668
72	QUALCOMM, Inc.	10,058
19	Silicon Laboratories, Inc.(a)	2,563
10	Synaptics, Inc.(a)	1,484
29	Texas Instruments, Inc.	4,937
13	Universal Display Corp.	1,660

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
22	Wolfspeed, Inc.(a)	$2,018

		72,025

	Software – 4.0%
7	Adobe, Inc.(a)	2,772
15	Aspen Technology, Inc.(a)	2,378
60	Autodesk, Inc.(a)	11,357
18	Blackbaud, Inc.(a)	1,044
35	CommVault Systems, Inc.(a)	2,135
6	Fair Isaac Corp.(a)	2,241
74	Microsoft Corp.	20,536
225	NortonLifeLock, Inc.	5,634
263	Oracle Corp.	19,304
11	Paylocity Holding Corp.(a)	2,086
16	Qualys, Inc.(a)	2,180
86	Salesforce, Inc.(a)	15,131
19	SPS Commerce, Inc.(a)	2,273
65	Workday, Inc., Class A(a)	13,436

		102,507

	Specialty Retail – 0.9%
54	American Eagle Outfitters, Inc.	816
7	Asbury Automotive Group, Inc.(a)	1,286
1	AutoZone, Inc.(a)	1,956
16	Best Buy Co., Inc.	1,439
24	Boot Barn Holdings, Inc.(a)	2,161
14	Five Below, Inc.(a)	2,199
7	GameStop Corp., Class A(a)	876
6	Home Depot, Inc. (The)	1,802
6	Lithia Motors, Inc.	1,699
24	Lowe’s Cos., Inc.	4,746
20	TJX Cos., Inc. (The)	1,226
5	Tractor Supply Co.	1,007
3	Ulta Beauty, Inc.(a)	1,190
15	Williams-Sonoma, Inc.	1,957

		24,360

	Technology Hardware, Storage & Peripherals – 0.2%
50	Hewlett Packard Enterprise Co.	771
51	HP, Inc.	1,868
30	Seagate Technology Holdings PLC	2,461

		5,100

	Textiles, Apparel & Luxury Goods – 0.5%
13	Crocs, Inc.(a)	863
9	Deckers Outdoor Corp.(a)	2,392
9	NIKE, Inc., Class B	1,122
316	Under Armour, Inc., Class A(a)	4,854
76	VF Corp.	3,952
46	Wolverine World Wide, Inc.	912

		14,095

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
50	Mr. Cooper Group, Inc.(a)	$2,249

	Trading Companies & Distributors – 0.1%
15	GATX Corp.	1,551

	Water Utilities – 0.1%
10	American Water Works Co., Inc.	1,541
49	Essential Utilities, Inc.	2,193

		3,734

	Wireless Telecommunication Services – 0.2%
48	T-Mobile US, Inc.(a)	5,911

	Total Common Stocks (Identified Cost $1,784,588)	1,563,477

Principal Amount
Bonds and Notes – 4.1%
	Automotive – 0.1%
$1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	987

	Banking – 0.7%
1,000	American Express Co., 3.700%, 8/03/2023	1,011
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	951
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,010
1,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	1,001
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	893
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,007
1,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	996
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	991
1,000	KeyCorp, MTN, 2.550%, 10/01/2029	892
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	952
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	990
1,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	890
1,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	961
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	983
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	994

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$1,000	State Street Corp., 2.400%, 1/24/2030	$898
1,000	Truist Bank, 3.200%, 4/01/2024	1,001
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	972

		17,393

	Brokerage – 0.1%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	895
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	763

		1,658

	Building Materials – 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	978

	Construction Machinery – 0.0%
1,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	977

	Diversified Manufacturing – 0.1%
1,000	3M Co., 3.050%, 4/15/2030	938
1,000	Emerson Electric Co., 2.000%, 12/21/2028	894

		1,832

	Electric – 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	1,007
1,000	Entergy Corp., 0.900%, 9/15/2025	905
1,000	Exelon Corp., 4.050%, 4/15/2030	979
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	854
1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	980

		4,725

	Environmental – 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	794

	Finance Companies – 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	952
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	887

		1,839

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Food & Beverage – 0.2%
$1,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	$911
1,000	General Mills, Inc., 4.000%, 4/17/2025	1,014
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	893
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	927

		3,745

	Health Insurance – 0.1%
1,000	Anthem, Inc., 4.101%, 3/01/2028	999
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,145

		2,144

	Healthcare – 0.1%
1,000	Cigna Corp., 3.750%, 7/15/2023	1,009
1,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	969
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	972

		2,950

	Integrated Energy – 0.1%
1,000	BP Capital Markets PLC, 3.814%, 2/10/2024	1,009
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	990
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,223

		3,222

	Midstream – 0.1%
1,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	1,011

	Mortgage Related – 0.5%
5,907	FHLMC, 2.500%, 2/01/2052	5,397
4,989	FHLMC, 3.000%, 4/01/2052	4,711
1,000	FHLMC, 3.500%, 5/01/2052	972
1,996	FNMA, 3.500%, 4/01/2052	1,939

		13,019

	Natural Gas – 0.0%
1,000	NiSource, Inc., 0.950%, 8/15/2025	907

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Pharmaceuticals – 0.1%
$1,000	AbbVie, Inc., 3.600%, 5/14/2025	$993

	Property & Casualty Insurance – 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	947

	Railroads – 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	954

	REITs – Apartments – 0.0%
1,000	Essex Portfolio LP, 3.000%, 1/15/2030	914

	REITs – Health Care – 0.0%
1,000	Welltower, Inc., 2.800%, 6/01/2031	884

	REITs – Office Property – 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	996
1,000	Boston Properties LP, 2.750%, 10/01/2026	946
1,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	876

		2,818

	REITs – Warehouse/Industrials – 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	808

	Restaurants – 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	856

	Retailers – 0.0%
1,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	856

	Technology – 0.3%
1,000	Apple, Inc., 2.500%, 2/09/2025	986
1,000	Broadcom, Inc., 4.110%, 9/15/2028	972
1,000	HP, Inc., 3.000%, 6/17/2027	938
1,000	Intel Corp., 2.450%, 11/15/2029	905
1,000	International Business Machines Corp., 4.000%, 6/20/2042	915
1,000	NVIDIA Corp., 2.850%, 4/01/2030	931
1,000	Oracle Corp., 2.950%, 5/15/2025	968

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Technology – continued
$1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	$810

		7,425

	Treasuries – 1.1%
3,000	U.S. Treasury Bond, 2.250%, 5/15/2041	2,599
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,773
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,857
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	2,902
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,965
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,984
12,000	U.S. Treasury Note, 0.375%, 11/30/2025	10,954
4,000	U.S. Treasury Note, 2.125%, 12/31/2022	4,010

		29,044

	Utility Other – 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	927

	Wireless – 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,105

	Total Bonds and Notes (Identified Cost $118,341)	106,712

Shares
Exchange-Traded Funds – 9.5%
3,558	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $275,536)	245,751

Mutual Funds – 12.9%
8,218	WCM Focused Emerging Markets Fund, Institutional Class	116,364
10,440	WCM Focused International Growth Fund, Institutional Class	215,474

	Total Mutual Funds (Identified Cost $431,459)	331,838

Affiliated Mutual Funds – 10.2%
4,262	Mirova Global Green Bond Fund, Class N	38,657
19,365	Mirova International Sustainable Equity Fund, Class N	224,445

	Total Affiliated Mutual Funds (Identified Cost $326,184)	263,102

Principal Amount	Description	Value (†)

Short-Term Investments – 3.6%
$91,636	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $91,636 on 5/02/2022 collateralized by $37,300 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $33,353; $58,700 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $60,332 including accrued interest(b) (Identified Cost $91,636)	$91,636

	Total Investments – 100.9% (Identified Cost $3,027,744)	2,602,516
	Other assets less liabilities – (0.9)%	(24,025)

	Net Assets – 100.0%	$2,578,491

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $952 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$44,342	$629	$2,395	$(100)	$(3,819)	$38,657	4,262	$629
Mirova International Sustainable Equity Fund, Class N	252,642	1,307	583	(61)	(28,860)	224,445	19,365	—

	$296,984	$1,936	$2,978	$(161)	$(32,679)	$263,102	23,627	$629

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,563,477	$—	$—	$1,563,477
Bonds and Notes*	—	106,712	—	106,712
Exchange-Traded Funds	245,751	—	—	245,751
Mutual Funds	331,838	—	—	331,838
Affiliated Mutual Funds	263,102	—	—	263,102
Short-Term Investments	—	91,636	—	91,636

Total	$2,404,168	$198,348	$—	$2,602,516

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	91.7%
Fixed Income	5.6
Short-Term Investments	3.6

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%